Leases	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Leases

Note 5- Leases

Effective January 1, 2019, the Company adopted the new lease accounting guidance in Accounting Standards Update No. 2016-02, Leases (ASC 842) using a modified retrospective approach. The adoption of ASC 842 resulted in the establishment of a right-of-use-asset and lease liability of $243,505 on January 1, 2019, and did not have any effect on accumulated deficit. The standard requires the recognition of right-of-use assets and lease liabilities for lease contracts with terms greater than 12 months.

Operating lease costs are recognized in the income statement as a single lease cost and finance lease costs are recognized in two components, interest expense and amortization expense. The Company has elected the package of practical expedients permitted in ASC 842. Accordingly, the Company accounted for its existing leases as either finance or operating lease under the new guidance, without reassessing (a) whether the contract contains a lease under ASC 842, (b) whether classification of the operating lease would be different in accordance with ASC 842, or (c) whether the unamortized initial direct costs before transition adjustments would have met the definition of initial direct costs in ASC 842 at lease commencement. In addition, the Company elected to utilize the practical expedient to use hindsight in determining the lease term when considering options to extend the term of leases.

The Company leases certain office space under a long-term, non-cancelable operating lease agreement. The lease has an original term that expires in December 2023 with an option to extend the term for three years. The Company has included this option to extend the lease because the Company determined after considering all economic factors that the Company is reasonably certain to exercise this option to extend the lease. The agreement requires the Company to pay real estate taxes, insurance, and repairs. There was no allocation of consideration to any non-lease component as amounts were not material.

The weighted-average discount rate is based on the discount rate implicit in the lease, or if the implicit rate is not readily determinable from the lease, then the Company estimates an applicable incremental borrowing rate. The Company determined the incremental borrowing rate based on the Company's applicable borrowing rates under its current financing agreements as of the commencement date of the standard adoption.

Total lease costs for the years ended December 31, 2020 and 2019 were as follows:

	2020	2019

Operating lease cost	$38,400	$38,400

The following table summarizes the supplemental cash flow information for the years ended December 31, 2020 and 2019:

	2020	2019
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$38,400	$38,400

The following summarizes the weighted-average remaining lease term and weight-average discount rate:

	2020	2019
Weighted-average remaining lease term
Operating leases	72 Months	84 Months

Weighted-average discount rate
Operating leases	6.00%	6.00%

The future minimum lease payments under noncancelable operating leases with terms greater than one year are listed below as of December 31, 2020:

Operating
Years Ending December 31,	Leases

2021	$38,400
2022	38,400
2023	38,400
2024	38,400
2025	38,400
Thereafter	38,400

Total lease payments	230,400
Less interest	37,313

Present value of lease liability	$193,087